Prospectus supplement	June 23, 2010

Putnam Capital Opportunities Fund Prospectus dated August 30, 2009

The subsection Your fund’s management in the Fund summary section is deleted in its entirety and replaced with the following disclosure:

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Joseph Joseph, Portfolio Manager, portfolio manager of fund since 1999
Randy Farina, Portfolio Manager, portfolio manager of fund since 2010
John McLanahan, Portfolio Manager, portfolio manager of fund since 2010

The section Who oversees and manages the fund? is supplemented to reflect that the officers of Putnam Management primarily responsible for the day-to-day management of the fund’s portfolio are now Joseph Joseph, Randy Farina and John McLanahan.

Positions held by Mr. Joseph over the past five years are set forth in the prospectus.

Mr. Farina joined the fund in 2010. From 1997 to present, he has been employed by Putnam Management, currently as a Portfolio Manager and previously as an Analyst.

Mr. McLanahan joined the fund in 2010. From 1996 to present, he has been employed by Putnam Management, currently as a Portfolio Manager and previously as an Analyst.

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Summary Prospectus Supplement	June 23, 2010

Putnam Capital Opportunities Fund Summary Prospectus dated August 30, 2009

The second paragraph is deleted in its entirety and replaced with the following disclosure:

The fund’s prospectus and SAI, both dated 8/30/09, as supplemented from time to time, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders dated 4/30/09, are incorporated by reference into this summary prospectus.

The section Your fund’s management is deleted in its entirety and replaced with the following disclosure:

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Joseph Joseph, Portfolio Manager, portfolio manager of fund since 1999
Randy Farina, Portfolio Manager, portfolio manager of fund since 2010
John McLanahan, Portfolio Manager, portfolio manager of fund since 2010

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